Accumulated Other Comprehensive Loss (Tables)	12 Months Ended
Dec. 31, 2017
Accumulated Other Comprehensive Loss [Abstract]
Schedule of accumulated other comprehensive loss, net of tax

	Foreign currency translation	Total
	US$	US$

Balance as of January 1, 2015	139	139
Current year other comprehensive loss	(1,288)	(1,288)
Balance as of December 31, 2015	(1,149)	(1,149)
Current year other comprehensive loss	(1,477)	(1,477)
Balance as of December 31, 2016	(2,626)	(2,626)
Current year other comprehensive income	2,119	2,119
Balance as of December 31, 2017	(507)	(507)